United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 68.8%
Alternative Strategies Investment Companies — 10.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $43,807,953)	4,406,566	$34,855,940
Domestic Equity Investment Companies — 29.6%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,020,150	33,069,859
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	749,418	16,921,855
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	704,759	17,273,632
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,458,226	35,726,529
Total Domestic Equity Investment Companies (cost $85,878,704)		102,991,875
Fixed Income Investment Companies — 9.8%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,909,194	17,034,902
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,796,414	16,940,182
Total Fixed Income Investment Companies (cost $34,670,656)		33,975,084
Foreign Equity Investment Companies — 9.7%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,572,473	17,077,052
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,301,657	16,802,096
Total Foreign Equity Investment Companies (cost $36,163,235)		33,879,148
Global Strategies Investment Companies — 9.7%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,232,512	16,762,159
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,099,843	16,849,599
Total Global Strategies Investment Companies (cost $35,429,124)		33,611,758
Total Affiliated Investment Companies (cost $235,949,672)		239,313,805
EXCHANGE-TRADED FUNDS — 31.3%
iShares Russell 1000 Growth ETF	438,202	36,581,103
iShares Russell 2000 Growth ETF	275,419	36,721,615
iShares Russell 2000 Value ETF	372,998	35,673,529
Total Exchange-Traded Funds (cost $103,179,242)		108,976,247
TOTAL INVESTMENTS (cost $339,128,914) (1)	100.1%	348,290,052
Liabilities in excess of other assets	(0.1)	(482,051)
NET ASSETS	100.0%	$347,808,001

†                                         Non-income producing security

#                                         See Note 3

@                                    The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)                                 See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$34,855,940	$—	$—	$34,855,940
Domestic Equity Investment Companies	102,991,875	—	—	102,991,875
Fixed Income Investment Companies	33,975,084	—	—	33,975,084
Foreign Equity Investment Companies	33,879,148	—	—	33,879,148
Global Strategies Investment Companies	33,611,758	—	—	33,611,758
Exchange-Traded Funds	108,976,247	—	—	108,976,247
Total	$348,290,052	$—	$—	$348,290,052

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

3

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 79.4%
Alternative Strategies Investment Companies — 1.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $3,361,991)	342,963	$2,712,835
Domestic Equity Investment Companies — 40.2%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,072,060	17,549,624
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	795,780	17,968,722
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	750,115	18,385,316
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	772,026	18,914,635
Total Domestic Equity Investment Companies (cost $60,359,435)		72,818,297
Fixed Income Investment Companies — 24.8%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	834,743	8,940,093
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,203,833	18,057,300
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,545,500	14,574,067
SunAmerica Senior Floating Rate Fund, Inc., Class A	406,214	3,395,950
Total Fixed Income Investment Companies (cost $46,683,411)		44,967,410
Foreign Equity Investment Companies — 7.5%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	921,602	10,008,595
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	487,786	3,560,835
Total Foreign Equity Investment Companies (cost $14,220,874)		13,569,430
Global Strategies Investment Companies — 5.4%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	458,557	6,236,379
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	234,433	3,591,507
Total Global Strategies Investment Companies (cost $10,587,267)		9,827,886
Total Affiliated Investment Companies (cost $135,212,978)		143,895,858
EXCHANGE-TRADED FUNDS — 20.7%
iShares Russell 1000 Growth ETF	225,738	18,844,608
iShares Russell 2000 Growth ETF	71,056	9,473,897
iShares Russell 2000 Value ETF	96,226	9,203,055
Total Exchange-Traded Funds (cost $35,851,671)		37,521,560
TOTAL INVESTMENTS (cost $171,064,649) (1)	100.1%	181,417,418
Liabilities in excess of other assets	(0.1)	(212,578)
NET ASSETS	100.0%	$181,204,840

†                                         Non-income producing security

#                                         See Note 3

@                                    The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)                                 See Note 4 for cost of investments on a tax basis.

ETF                         — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$2,712,835	$—	$—	$2,712,835
Domestic Equity Investment Companies	72,818,297	—	—	72,818,297
Fixed Income Investment Companies	44,967,410	—	—	44,967,410
Foreign Equity Investment Companies	13,569,430	—	—	13,569,430
Global Strategies Investment Companies	9,827,886	—	—	9,827,886
Exchange-Traded Funds	37,521,560	—	—	37,521,560
Total	$181,417,418	$—	$—	$181,417,418

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — January 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.9%
Aerospace/Defense — 7.4%
Lockheed Martin Corp.	1,829,400	$276,074,754
Raytheon Co.	2,950,402	280,494,718
		556,569,472
Applications Software — 3.4%
Microsoft Corp.	6,674,709	252,637,736
Commercial Services-Finance — 7.1%
Automatic Data Processing, Inc.	3,311,803	253,684,110
H&R Block, Inc.	9,025,262	274,367,965
		528,052,075
Computer Services — 3.5%
Accenture PLC, Class A	3,323,649	265,493,082
Consumer Products-Misc. — 3.3%
Clorox Co.	2,780,388	245,424,849
Cosmetics & Toiletries — 3.1%
Procter & Gamble Co.	3,050,111	233,699,505
Data Processing/Management — 3.3%
Paychex, Inc.	5,970,310	249,678,364
Electronic Components-Semiconductors — 3.4%
Intel Corp.	10,381,163	254,753,740
Enterprise Software/Service — 3.4%
CA, Inc.	7,818,708	250,824,153
Food-Misc./Diversified — 3.3%
Kraft Foods Group, Inc.	4,790,041	250,758,646
Internet Security — 3.1%
Symantec Corp.	10,810,095	231,444,134
Medical-Drugs — 10.7%
Eli Lilly & Co.	4,990,101	269,515,355
Merck & Co., Inc.	5,338,346	282,772,188
Pfizer, Inc.	8,031,444	244,155,897
		796,443,440
Networking Products — 3.1%
Cisco Systems, Inc.	10,701,781	234,476,022
Non-Hazardous Waste Disposal — 3.2%
Waste Management, Inc.	5,686,817	237,595,214
Oil Companies-Integrated — 3.1%
Chevron Corp.	2,072,202	231,319,909
Oil Refining & Marketing — 3.5%
HollyFrontier Corp.	5,708,813	264,318,042
Retail-Apparel/Shoe — 3.1%
Coach, Inc.	4,822,262	230,938,127
Retail-Office Supplies — 2.8%
Staples, Inc.	15,799,991	207,927,881
Retail-Restaurants — 3.3%
McDonald’s Corp.	2,584,224	243,356,374
Telephone-Integrated — 6.4%
AT&T, Inc.	7,162,498	238,654,434
Verizon Communications, Inc.	5,022,064	241,159,513
		479,813,947
Tobacco — 12.5%
Altria Group, Inc.	6,699,662	235,962,096
Lorillard, Inc.	4,870,943	239,747,814
Philip Morris International, Inc.	2,796,191	218,494,365
Reynolds American, Inc.	4,886,121	236,976,868
		931,181,143
Toys — 2.9%
Mattel, Inc.	5,658,600	214,121,424
Total Long-Term Investment Securities (cost $7,152,021,732)		7,390,827,279

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.02% due 04/17/14 (cost $14,999,316)	$15,000,000	14,999,085
REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $36,289,000)	36,289,000	36,289,000
TOTAL INVESTMENTS (cost $7,203,310,048)(2)	99.6%	7,442,115,364
Other assets less liabilities	0.4	29,074,080
NET ASSETS	100.0%	$7,471,189,444

(1)           See Note 2 for details of Joint Repurchase Agreement.

(2)           See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$556,569,472	$—	$—	$556,569,472
Commercial Services-Finance	528,052,075	—	—	528,052,075
Medical-Drugs	796,443,440	—	—	796,443,440
Telephone-Integrated	479,813,947	—	—	479,813,947
Tobacco	931,181,143	—	—	931,181,143
Other Industries*	4,098,767,202	—	—	4,098,767,202
Short-Term Investment Securities:
U.S. Government Treasuries	—	14,999,085	—	14,999,085
Repurchase Agreement	—	36,289,000	—	36,289,000
Total	$7,390,827,279	$51,288,085	$—	$7,442,115,364

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — January 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Aerospace/Defense — 3.7%
General Dynamics Corp.	51,890	$5,256,976
Northrop Grumman Corp.	16,459	1,901,837
Raytheon Co.	14,824	1,409,318
		8,568,131
Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	8,036	1,855,191
Auto/Truck Parts & Equipment-Original — 0.9%
Dana Holding Corp.	113,523	2,147,855
Banks-Super Regional — 2.4%
Wells Fargo & Co.	123,851	5,615,404
Cable/Satellite TV — 1.5%
Comcast Corp., Class A	62,681	3,412,981
Chemicals-Diversified — 1.2%
Huntsman Corp.	45,552	998,500
LyondellBasell Industries NV, Class A	23,634	1,861,414
		2,859,914
Commercial Services-Finance — 0.6%
H&R Block, Inc.	43,741	1,329,726
Computers — 0.9%
Hewlett-Packard Co.	71,079	2,061,291
Containers-Metal/Glass — 1.0%
Owens-Illinois, Inc.†	70,640	2,263,306
Cosmetics & Toiletries — 2.6%
Procter & Gamble Co.	79,007	6,053,516
Diversified Banking Institutions — 5.3%
Bank of America Corp.	277,526	4,648,561
Citigroup, Inc.	65,000	3,082,950
JPMorgan Chase & Co.	82,718	4,579,268
		12,310,779
Diversified Financial Services — 0.6%
DFC Global Corp.†	170,596	1,282,882
Diversified Manufacturing Operations — 3.2%
3M Co.	21,387	2,741,600
A.O. Smith Corp.	20,795	981,940
General Electric Co.	147,511	3,706,951
		7,430,491
Electric Products-Misc. — 1.2%
Emerson Electric Co.	41,779	2,754,907
Electric-Generation — 1.2%
AES Corp.	205,813	2,893,731
Electric-Integrated — 1.0%
Ameren Corp.	27,788	1,051,498
Integrys Energy Group, Inc.	23,119	1,256,286
		2,307,784
Electronic Components-Semiconductors — 1.5%
Intel Corp.	90,283	2,215,545
NVIDIA Corp.	87,330	1,371,081
		3,586,626
Electronics-Military — 1.2%
L-3 Communications Holdings, Inc.	25,721	2,856,832
Engineering/R&D Services — 2.8%
EMCOR Group, Inc.	26,274	1,116,908
Jacobs Engineering Group, Inc.†	25,656	1,557,576
KBR, Inc.	25,723	805,130
McDermott International, Inc.†	68,441	570,798
URS Corp.	50,277	2,523,905
		6,574,317
Enterprise Software/Service — 1.2%
CA, Inc.	84,010	2,695,041
Finance-Other Services — 4.3%
CME Group, Inc.	89,333	6,678,535
NASDAQ OMX Group, Inc.	86,765	3,310,085
		9,988,620
Food-Misc./Diversified — 2.2%
Mondelez International, Inc., Class A	156,403	5,122,198
Footwear & Related Apparel — 0.5%
Iconix Brand Group, Inc.†	32,485	1,208,442
Gold Mining — 0.3%
Newmont Mining Corp.	28,398	613,397
Identification Systems — 0.5%
Brady Corp., Class A	40,444	1,106,548
Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	65,112	2,976,270
Insurance-Life/Health — 1.1%
Lincoln National Corp.	55,667	2,673,686
Insurance-Multi-line — 2.4%
Allstate Corp.	27,470	1,406,464
Hartford Financial Services Group, Inc.	85,050	2,827,912
XL Group PLC	46,812	1,345,377
		5,579,753
Insurance-Property/Casualty — 0.6%
Mercury General Corp.	7,220	330,893
Travelers Cos., Inc.	13,416	1,090,452
		1,421,345
Insurance-Reinsurance — 1.4%
PartnerRe, Ltd.	18,085	1,775,404
Platinum Underwriters Holdings, Ltd.	26,327	1,496,427
		3,271,831
Internet Security — 0.5%
Symantec Corp.	49,576	1,061,422
Investment Management/Advisor Services — 4.9%
Federated Investors, Inc., Class B	33,257	894,281
Franklin Resources, Inc.	79,969	4,159,188
Janus Capital Group, Inc.	151,369	1,663,545
Legg Mason, Inc.	107,433	4,549,787
		11,266,801
Medical Instruments — 1.5%
Medtronic, Inc.	36,901	2,087,121
St Jude Medical, Inc.	22,424	1,361,809
		3,448,930
Medical Products — 1.8%
CareFusion Corp.†	43,794	1,785,481
Covidien PLC	11,598	791,448
Zimmer Holdings, Inc.	16,824	1,580,951
		4,157,880
Medical-Drugs — 4.9%
Abbott Laboratories	104,611	3,835,039

Bristol-Myers Squibb Co.	90,303	4,512,441
Eli Lilly & Co.	52,195	2,819,052
Mallinckrodt PLC†	1,483	85,762
		11,252,294
Medical-HMO — 1.8%
Aetna, Inc.	7,790	532,291
UnitedHealth Group, Inc.	30,600	2,211,768
WellPoint, Inc.	17,034	1,464,924
		4,208,983
Metal-Copper — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	56,071	1,817,261
Southern Copper Corp.	35,344	988,925
		2,806,186
Multimedia — 4.3%
Thomson Reuters Corp.	41,141	1,483,545
Time Warner, Inc.	48,110	3,022,751
Twenty-First Century Fox, Inc., Class A	77,848	2,477,123
Walt Disney Co.	40,970	2,974,832
		9,958,251
Networking Products — 1.9%
Cisco Systems, Inc.	200,290	4,388,354
Oil & Gas Drilling — 0.5%
Parker Drilling Co.†	156,016	1,160,759
Oil Companies-Exploration & Production — 4.4%
Apache Corp.	17,489	1,403,667
ConocoPhillips	136,756	8,882,302
		10,285,969
Oil Companies-Integrated — 4.2%
Chevron Corp.	74,701	8,338,872
Hess Corp.	18,724	1,413,475
		9,752,347
Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	25,208	1,890,852
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	10,715	397,419
Oil-Field Services — 1.0%
Halliburton Co.	32,406	1,588,218
RPC, Inc.	39,710	676,261
		2,264,479
Paper & Related Products — 0.7%
Schweitzer-Mauduit International, Inc.	34,176	1,576,539
Physical Therapy/Rehabilitation Centers — 0.7%
HealthSouth Corp.	53,729	1,672,047
Printing-Commercial — 1.9%
Deluxe Corp.	18,694	907,594
R.R. Donnelley & Sons Co.	84,750	1,565,332
Valassis Communications, Inc.	58,744	1,997,296
		4,470,222
Private Equity — 0.6%
American Capital, Ltd.†	87,877	1,371,760
Publishing-Newspapers — 0.1%
News Corp., Class A†	17,238	275,119
Retail-Discount — 0.6%
Wal-Mart Stores, Inc.	17,921	1,338,340
Retail-Drug Store — 2.2%
CVS Caremark Corp.	75,057	5,082,860
Retail-Office Supplies — 0.4%
Staples, Inc.	74,974	986,658
Retail-Regional Department Stores — 1.2%
Macy’s, Inc.	53,040	2,821,728
Steel-Producers — 0.7%
Reliance Steel & Aluminum Co.	22,765	1,592,412
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	42,390	729,532
Telecommunication Equipment — 1.1%
Harris Corp.	35,472	2,459,629
Telephone-Integrated — 1.2%
AT&T, Inc.	85,642	2,853,591
Television — 1.1%
CBS Corp., Class B	44,743	2,627,309
Tobacco — 1.4%
Altria Group, Inc.	89,582	3,155,078
Tools-Hand Held — 0.6%
Snap-on, Inc.	13,002	1,302,150
Transport-Marine — 0.1%
Knightsbridge Tankers, Ltd.	15,755	148,412
Total Long-Term Investment Securities (cost $194,905,429)		227,587,107
REPURCHASE AGREEMENT — 1.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,343,000)	$4,343,000	4,343,000
TOTAL INVESTMENTS (cost $199,248,429)(2)	100.1%	231,930,107
Liabilities in excess of other assets	(0.1)	(115,947)
NET ASSETS	100.0%	$231,814,160

†                                         Non-income producing security

(1)                                 See Note 2 for details of Joint Repurchase Agreement.

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 1):

			Level 3-
	Level 1 -	Level 2-	Significant
	Unadjusted	Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$12,310,779	$—	$—	$12,310,779
Other Industries*	215,276,328	—	—	215,276,328
Repurchase Agreement	—	4,343,000	—	4,343,000
Total	$227,587,107	$4,343,000	$—	$231,930,107

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of January 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s (the “Fund”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: Certain Portfolios have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Note 2. Repurchase Agreement

As of January 31, 2014, the following Portfolios held an undivided Interest in a joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount
Focused Dividend Strategy	18.51%	$36,289,000
SunAmerica Strategic Value	2.21	4,343,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $196,100,000, a repurchase price of $196,100,000 and a maturity date of February 3, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.13%	07/31/2014	$148,330,000	$148,330,000
U.S. Treasury Notes	0.88	01/31/2018	210,000	207,638
U.S. Treasury Notes	1.50	08/31/2018	50,000,000	50,625,000
U.S. Treasury Notes	1.75	05/15/2022	365,000	347,310
U.S. Treasury Notes	3.00	02/28/2017	475,000	513,000

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned shares of the Underlying SunAmerica Funds. In addition, during the three months ended January 31, 2014, the Focused Dividend Strategy Portfolio owned 5% or more of the outstanding voting securities of certain companies listed in the Portfolio of Investments. For the three months ended January 31, 2014, transactions in these securities were as follows:

Focused Multi-Asset Strategy

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2014
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$165,469	$—	$18,979,090	$297,061	$938,280	$(84,315)	$(1,176,504)	$17,077,052
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	1,082,395	464,112	17,924,056	1,678,099	938,280	(213,536)	(1,648,243)	16,802,096
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	253,700	—	17,737,926	385,292	938,280	26,901	(176,937)	17,034,902
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	72,484	—	17,735,150	204,076	938,280	(60,660)	(104)	16,940,182
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	897,802	449,761	35,486,097	1,610,747	1,876,560	566,570	(2,716,995)	33,069,859
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	125,982	73,272	17,673,283	330,845	938,280	273,683	(417,676)	16,921,855
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	35,753,156	175,456	1,251,040	(415,994)	594,362	34,855,940
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	546,437	177,863	17,521,251	855,892	938,280	179,836	(345,067)	17,273,632
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	910,082	885,275	35,288,311	2,058,540	1,876,560	317,189	(60,951)	35,726,529
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	1,045,200	644,127	17,718,197	1,820,919	938,280	(78,232)	(1,760,445)	16,762,159
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	247,937	—	17,676,051	379,529	938,280	24,603	(292,304)	16,849,599
	$5,347,488	$2,694,410	$249,492,568	$9,796,456	$12,510,400	$536,045	$(8,000,864)	$239,313,805

† Includes reinvestment of distributions paid.

Focused Balanced Strategy

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2014
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$96,272	$—	$10,972,365	$180,832	$411,476	$(10,279)	$(722,847)	$10,008,595
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	227,509	97,552	3,737,193	353,248	137,159	3,359	(395,806)	3,560,835
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	72,400	168	9,250,265	151,490	384,044	(39,866)	(37,752)	8,940,093
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	266,071	—	18,493,122	407,004	685,793	5,903	(162,936)	18,057,300
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	65,399	—	18,494,022	183,990	4,024,466	(209,376)	129,897	14,574,067
SunAmerica Senior Floating Rate Fund, Inc., Class A	22,715	—	—	3,467,055	83,325	153	12,067	3,395,950
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	472,393	236,650	18,519,907	849,976	685,793	421,739	(1,556,205)	17,549,624
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	132,667	77,160	18,461,304	350,761	685,793	184,957	(342,507)	17,968,722
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	2,786,185	22,549	109,727	(32,896)	46,724	2,712,835
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	576,701	187,713	18,338,897	905,347	685,793	135,727	(308,862)	18,385,316
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	477,952	464,924	18,385,155	1,083,809	685,793	192,789	(61,325)	18,914,635
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	385,190	237,381	6,466,054	667,670	219,454	(6,887)	(671,004)	6,236,379
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	52,281	—	3,682,567	74,830	109,727	(2,008)	(54,155)	3,591,507
	$2,847,550	$1,301,548	$147,587,036	$8,698,561	$8,908,343	$643,315	$(4,124,711)	$143,895,858

† Includes reinvestment of distributions paid.

Focused Dividend Strategy

		Capital Gain	Market Value				Change in	Market Value
		Distributions	at October 31,	Cost of	Proceeds from	Realized	Unrealized	at January 31,
Security	Income	Received	2013	Purchases	Sales	Gain (Loss)	Gain (Loss)	2014
GameStop Corp., Class A	$224,425	$—	$359,377,005	$—	$327,848,892	$142,578,101	$(174,106,214)	$—

Note 4. Federal Income Taxes

As of January 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy
	Portfolio	Portfolio
Cost (tax basis)	$342,263,906	$172,264,443
Appreciation	23,366,946	14,140,820
Depreciation	(17,340,800)	(4,987,845)
Net unrealized appreciation (depreciation)	$6,026,146	$9,152,975

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$7,206,025,138	$200,283,883
Appreciation	477,740,772	37,766,740
Depreciation	(241,650,546)	(6,120,516)
Net unrealized appreciation (depreciation)	$236,090,226	$31,646,224

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2014

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 31, 2014

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